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Roumell Opportunistic Value Fund
SUMMARY
INVESTMENT OBJECTIVE
The Roumell Opportunistic Value Fund (the “Fund”) seeks capital appreciation and income.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Roumell Opportunistic Value Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount purchased or redeemed)	none
Redemption Fee (as a % of amount redeemed; charged upon any redemption of shares within 60 days of their issuance)	1.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Roumell Opportunistic Value Fund Institutional Class
Management Fees	0.92%
Distribution and/or Service (12b‑1) Fees	none
Other Expenses	0.33%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.26%
Fee Waiver and/or Expense Reimbursement	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24%
[1]	“Acquired Fund” means any investment company in which the Fund invests or has invested during the previous fiscal year. The “Total Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Fund’s Investment Advisor, Roumell Asset Management, LLC (the “Advisor”), has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund under which it has agreed to waive or reduce its management fees and assume other expenses of the Fund in an amount that limits the Fund’s Total Annual Fund Operating Expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.23% of the average daily net assets of the Fund. This contractual arrangement is in effect through December 31, 2023, unless earlier terminated by the Board of Trustees of the Fund (the “Board” or the “Trustees”) for any reason at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the expense limitation agreement.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Roumell Opportunistic Value Fund | Institutional Class | USD ($)	126	398	690	1,521

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Roumell Opportunistic Value Fund | Institutional Class | USD ($)	126	398	690	1,521

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the most recent fiscal year ended August 31, 2022, the Fund’s portfolio turnover rate was 47.07% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Advisor pursues long-term capital growth and income through opportunistic value investing. The Advisor seeks to own a basket of deeply researched securities that are out of favor, overlooked, or misunderstood by investors and, thus, able to be bought at a significant discount to the Advisor’s calculation of intrinsic value. The Advisor emphasizes conservatively financed securities. The Advisor believes this strategy will maximize the probability of above-average rates of return over time. The Advisor invests predominantly, but not exclusively, in companies that it considers to have strong balance sheets. The Advisor believes this approach may significantly reduce the risk of loss of capital. The companies in which the Advisor invests generally possess valuable assets that are believed not to be fully appreciated by other investors, tend to have substantial cash positions, and are typically unencumbered by significant liabilities. The Advisor is an opportunistic capital allocator with a deep value bias in selecting individual securities. The Advisor will wait until an investment situation is presented where, in its opinion, the odds of success are favorable relative to the risks. In the absence of such situations, the Fund will stay liquid and invested in cash and cash equivalents. The Advisor’s approach to opportunistic investing emphasizes purchasing securities at a meaningful, quantifiable discount to its calculation of intrinsic value taking into consideration the understandability of the business model, the safety of the capital structure, and the competency of the company’s management. Using this opportunistic strategy, however, may result in the Advisor finding many suitable investment opportunities for the Fund during certain periods but finding very few during other periods.
The Advisor believes that its strength lies in digging deeply into specific securities (primarily equity, but opportunistically in fixed income as well), assessing underlying value, and remaining highly disciplined about what it deems to be a reasonable price for those securities.
As a part of monitoring of the intrinsic value of the Fund’s portfolio securities, the Advisor may engage in shareholder activism such as shareholder proposals and proxies on behalf of the Fund when the Advisor determines that such intervention is needed to ensure maximization of the value of the Fund’s investment in a portfolio company.
The Fund’s portfolio will primarily consist of: (i) domestic and foreign equity securities (common stock, preferred stock, warrants, and securities convertible into common stocks); (ii) domestic and foreign fixed income securities consisting of government and corporate debt securities, “junk” bonds, municipal securities, and real estate investment trusts (“REITs”); and (iii) interest-bearing instruments consisting of treasury bills, other U.S. government obligations and bonds, collateralized repurchase contracts, money market instruments, and money market funds (collectively referred to as cash and cash equivalents).  These securities may include illiquid securities with up to 15% of the Fund’s assets.
The Fund may invest in these securities directly or indirectly through investments in other investment companies. The Fund will primarily invest in domestic equity; however, there is no predetermined allocation of the Fund’s assets among equity securities, fixed income securities, and cash and cash equivalents. The Advisor will allocate the Fund’s assets as it deems appropriate in accordance with the Fund’s investment objective and investment strategy. The Fund’s investment policy may be changed without shareholder approval upon prior written notice to shareholders.
The Fund is not limited in its investments by market capitalization or sector criteria, though it focuses on small and micro-cap equities. The Fund may invest in fixed income securities of variable terms, any maturity, and any credit quality determined by the major credit rating agencies, including junk bonds, bonds of issuers in default, and unrated bonds deemed by the Advisor to be of comparable quality. The portion of the Fund’s portfolio allocated to fixed income securities does not have an established average duration. REITs in which the Fund invests may include equity REITs, mortgage REITs, and hybrid REITs. The Fund’s portfolio securities may be focused on particular sectors from time to time. The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or all of the principal amount invested. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value per shares (“NAV”), trading price, yield, total return, and ability to meet its investment objective. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund. The Fund will be subject to the following principal risks:
General Risks:
Opportunistic Investment Strategy Risk.  There are risks associated with the Fund’s opportunistic investment strategy. The Fund is expected to be disciplined with its opportunistic investing, particularly with respect to the price it is willing to pay for the securities in which it is considering investing, and, as a result, may miss out on opportunities that have a reasonable risk/reward trade off. In addition, in periods of overall rising market levels (whether those rises are the result of speculative bubbles or the confirmation of underlying fundamentals), the Fund may not fully participate in market gains when it is heavily invested in Cash and Cash Equivalents. In such periods, mutual funds that are fully invested in equity securities will likely provide superior returns.
Non-diversified Fund Risk. The Fund is a non-diversified fund. In general, a non-diversified fund will invest a greater percentage of its assets in a particular issuer and will own fewer securities than diversified mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issuer will cause a greater loss for the fund than it would if the fund were required to hold a larger number of securities or smaller positions.  A non-diversified fund may also have a more volatile NAV per share than diversified mutual funds.  The Fund will limit investments in a single industry or group of industries (except U.S. Government and cash items) to less than 25% of the Fund’s total assets.
Sector Risk.  Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may more heavily invest will vary.
Liquidity Risk. Liquidity risk exists when particular investments would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.
COVID-19 Risk. The outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings.  The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors.  The extent to which COVID-19 will affect the Fund, the Fund’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. If there is a significant decline in the value of the Fund’s portfolio, this may impact the Fund’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.
Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.
Equity Securities Risks:
Common Stocks.  The Fund’s investments in common stocks, both directly and indirectly through the Fund’s investment in shares of other investment companies, may fluctuate in value response to many factors, including the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Moreover, small- and micro-cap equities, where the Fund focuses, are generally more volatile than are large cap equities.  Such price fluctuations subject the Fund to potential losses.  In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.   Common stock generally is subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.
Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Micro-Cap Securities Risk.  Some of the small companies in which the Fund invests may be micro-cap companies.  Micro-cap stocks may offer greater opportunity for capital appreciation than the stocks of larger and more established companies; however, they also involve substantially greater risks of loss and price fluctuations. Micro-cap companies carry additional risks because of the tendency of their earnings and revenues to be less predictable (and some companies may be experiencing significant losses), their share prices to be more volatile and their markets to be less liquid than companies with larger market capitalizations.  Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.
Risks Related to Investing in Other Investment Companies.  The Fund’s investment strategy may involve investing in other investment companies.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  For example, investors in the Fund will indirectly bear fees and expenses charged by the investment companies in which the Fund invests, in addition to the Fund’s direct fees and expenses.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in such closed-end funds and also may be higher than other funds that invest directly in securities.  The shares of closed-end funds frequently trade at a premium or discount relative to their net asset value.  When the Fund purchases shares of a closed-end fund at a discount to its net asset value, there can be no assurance that the discount will decrease, and it is possible that the discount may increase.  Furthermore, investing in other investment companies may affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by you.
Shareholder Activism Risk. When the Advisor engages in activism on behalf of the Fund, the Fund will incur additional expenses, such as legal or filing costs. As a result, the cost of investing in the Fund may be higher than other funds that do not engage in such shareholder activism.
Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks.  Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Preferred Stock Risk.  Like shares of common stock, the value of preferred stock may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Preferred stock may fail to pay dividends when expected.  The rights of holders of preferred stock are generally subordinate to the rights associated with a corporation’s debt securities.
Convertible Securities Risk. Convertible securities are securities that may be converted into shares of stock.  Due to the conversion feature, the interest rate or dividend preference of a convertible security is usually less than if the securities were non-convertible.  The value of convertible securities tends to change when the market value of the underlying stock fluctuates and tends to fluctuate inversely with changes in interest rates.
Fixed-Income Securities Risks:
Lower-rated Securities or “Junk Bonds” Risk. Fixed income securities rated below BBB by S&P or Baa by Moody’s are considered speculative in nature and may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed income securities.  Lower rated fixed income securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered “below investment-grade.”  The retail secondary market for these “junk bonds” may be less liquid than that of higher rated fixed income securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value. These risks can reduce value of the Fund’s shares and the income it earns.
Risks of Investing in Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.
Interest Rate and Credit Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund or may fall resulting in an increase in the value of such securities. Fixed income securities with longer maturities generally involve greater risk than those with shorter maturities.  Issuers of fixed income securities might be unable to make principal and interest payments when due.
Maturity Risk.  Maturity risk is another factor that can affect the value of the Fund’s debt holdings. In general, the longer the maturity of a fixed income instrument, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.
Government Debt Markets May Be Illiquid or Disrupted.  Although generally highly liquid, the markets in which the Fund trades could experience periods of illiquidity, sometimes of significant duration.
Inflation Risk.  Fixed income securities are subject to inflation risk. Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund’s portfolio.
Risks of Investing in REITs.  The Fund may invest in REITs.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.
Foreign Securities Risks:
Currency Risk.  Currency risk is the chance that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The Fund’s investments in foreign securities exposes the Fund to foreign currencies and subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a portfolio’s investment in securities denominated in a foreign currency or may widen existing losses. Currency gains and losses could occur regardless of the performance of the underlying investment.
Foreign Securities Risk. Foreign securities involve investment risks different from those associated with domestic securities. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in domestic securities. The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual total returns compare to that of a broad-based securities market index and supplemental indices. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.roumellfund.com.

Calendar Year Returns

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 28.86% (quarter ended December 31, 2020) and the Fund’s lowest quarterly return was -29.26% (quarter ended March 31, 2020). The Fund’s year-to-date return as of September 30, 2022, was 37.42%.

Average Annual Total Returns
Periods Ended December 31, 2021(returns with maximum sales charge)
Average Annual Returns - Roumell Opportunistic Value Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Class	Return Before Taxes	18.09%	13.31%	7.60%	5.68%	Dec. 31, 2010
After Taxes on Distributions | Institutional Class	Return After Taxes on Distributions	(6.36%)	6.99%	4.04%	2.48%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Return After Taxes on Distributions and Sale of Fund Shares	9.70%	7.41%	4.39%	2.94%
Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)	Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)	28.27%	9.07%	12.03%	10.30%	Dec. 31, 2010
Bloomberg Capital U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses, or taxes)	Bloomberg Capital U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses, or taxes)	(1.75%)	3.99%	3.13%	3.63%	Dec. 31, 2010
Benchmark of 60% Russell 2000 Value Index and 40% B loomberg Capital U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses, or taxes)	Benchmark of 60% Russell 2000 Value Index and 40% Bloomberg Capital U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses, or taxes)	19.13%	7.65%	8.94%	8.10%	Dec. 31, 2010
S&P 500 Total Return Index (reflects no deductions for fees, expenses, or taxes)	S&P 500 Total Return Index (reflects no deductions for fees, expenses, or taxes)	28.71%	18.47%	16.55%	15.15%	Dec. 31, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).